UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Abrams Capital Management, L.P.
Address: 222 Berkeley Street
         22nd Floor
         Boston, MA  02116

13F File Number:  028-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Fred Leif
Title:     Chief Financial Officer
Phone:     617-646-6100

Signature, Place, and Date of Signing:

 /s/      Fred Leif     Boston, MA     February 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $1,302,298 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARBITRON INC                   COM              03875Q108   101288  2943558 SH       SOLE                  2943558        0        0
BLOCK H & R INC                COM              093671105   207116 12683174 SH       SOLE                 12683174        0        0
CAREFUSION CORP                COM              14170T101    71869  2828384 SH       SOLE                  2828384        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    42098  3354390 SH       SOLE                  3354390        0        0
COMMONWEALTH REIT              COM SH BEN INT   203233101    14690   882792 SH       SOLE                   882792        0        0
CROWN CASTLE INTL CORP         COM              228227104   120870  2697983 SH       SOLE                  2697983        0        0
GENWORTH FINL INC              COM CL A         37247D106    19650  3000000 SH       SOLE                  3000000        0        0
GOOGLE INC                     CL A             38259P508    69961   108316 SH       SOLE                   108316        0        0
LAMAR ADVERTISING CO           CL A             512815101   255919  9306141 SH       SOLE                  9306141        0        0
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104    32101  1979738 SH       SOLE                  1979738        0        0
OMEGA HEALTHCARE INVS INC      COM              681936100    29025  1500000 SH       SOLE                  1500000        0        0
PENNYMAC MTG INVT TR           COM              70931T103     9199   553494 SH       SOLE                   553494        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     7661   599950 SH       SOLE                   599950        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739    10531   912525 SH       SOLE                   912525        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747     3616   322851 SH       SOLE                   322851        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762     3640   323239 SH       SOLE                   323239        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     6709   599000 SH       SOLE                   599000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796     7972   699900 SH       SOLE                   699900        0        0
SANOFI                         RIGHT 12/31/2020 80105N113    26160 21800000 SH       SOLE                 21800000        0        0
SLM CORP                       COM              78442P106   166989 12461892 SH       SOLE                 12461892        0        0
SUNCOKE ENERGY INC             COM              86722A103      186    16619 SH       SOLE                    16619        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    95048  2355000 SH       SOLE                  2355000        0        0